CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 12,341	$ 11,569	$ 24,055	$ 20,249	$ 13,405
Adjustments to Reconcile Net Income to Net Cash from Operating Activities:
Net Amortization on Securities	1,731	2,258	4,567	2,509	1,080
Depreciation and Amortization	2,224	2,499	4,688	5,139	3,720
Loans Originated for Sale	(99,547)	(77,713)	(181,993)	(143,738)	(125,473)
Proceeds from Sales of Loans Held-for-Sale	98,490	91,927	189,984	136,364	121,489
Loss in Investment in Limited Partnership			0	20	135
Provision for Loan Losses	150	1,081	2,412	6,800	5,225
Gain on Sale of Loans, net	(1,563)	(1,389)	(3,234)	(2,381)	(2,160)
Gain on Securities, net	(1,080)	(94)	(1,667)	(3,024)	0
Loss (Gain) on Sales of Other Real Estate and Repossessed Assets	253	70	(221)	165	(161)
Loss (Gain) on Disposition and Impairment of Premises and Equipment	(70)	(2)	(1)	28	(33)
Post Retirement Medical Benefit			31	0	0
Other-than-temporary Impairment on Securities			0	110	0
Increase in Cash Surrender Value of Company Owned Life Insurance	(478)	(503)	(960)	(1,107)	(814)
Equity Based Compensation	170	308	628	635	405
Excess Tax Benefit from Restricted Share Grant			(23)	(37)	(99)
Change in Assets and Liabilities:
Interest Receivable and Other Assets	3,529	5,068	3,433	5,020	(532)
Interest Payable and Other Liabilities	(1,648)	673	298	(136)	1,040
Net Cash from Operating Activities	14,502	35,752	41,997	26,616	17,227
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from Maturity of Other Short-term Investments	1,445	2,240	3,236	6,223	0
Proceeds from Maturities, Calls, Redemptions of Securities Available-for-Sale	81,734	61,373	143,253	99,272	59,795
Redemption of Federal Reserve Bank Stock			0	694	0
Proceeds from Sales of Securities Available-for-Sale	100,721	51,395	92,344	20,061	0
Purchase of Securities Available-for-Sale	(180,647)	(197,985)	(312,063)	(296,547)	(155,797)
Proceeds from Maturities of Securities Held-to-Maturity	78	344	344	915	1,175
Proceeds from Redemption of Federal Home Loan Bank Stock			0	1,523	1,414
Purchase of Loans	(712)	0	0	0	(3,496)
Proceeds from Sales of Loans	2,000	0	9,560	3,364	6,778
Loans Made to Customers, net of Payments Received	(40,420)	(25,871)	(98,620)	3,498	(4,874)
Proceeds from Sales of Other Real Estate	459	246	3,899	4,231	2,575
Property and Equipment Expenditures	(1,606)	(1,108)	(3,617)	(3,965)	(1,975)
Proceeds from Sales of Property and Equipment	88	1	1	12	512
Acquire Capitalized Lease			0	(7)	0
Acquire Bank Branches			0	0	855
Acquisition of American Community Bancorp, Inc.			0	55,780	0
Net Cash from Investing Activities	(36,860)	(109,365)	(161,663)	(104,946)	(93,038)
CASH FLOWS FROM FINANCING ACTIVITIES
Change in Deposits	986	47,070	84,779	166,416	67,578
Change in Short-term Borrowings	35,371	22,156	31,515	(32,682)	37,900
Advances in Long-term Debt	30,000	0	20,000	0	0
Repayments of Long-term Debt	(50,805)	(10,050)	(21,569)	(6,549)	(32,305)
Issuance of Common Stock	9	15	37	12	0
Income Tax Benefit from Restricted Share Grant			23	37	99
Employee Stock Purchase Plan			(67)	(25)	(30)
Dividends Paid	(3,795)	(3,531)	(7,068)	(7,047)	(6,214)
Net Cash from Financing Activities	11,766	55,660	107,650	120,162	67,028
Net Change in Cash and Cash Equivalents	(10,592)	(17,953)	(12,016)	41,832	(8,783)
Cash and Cash Equivalents at Beginning of Year	49,087	61,103	61,103	19,271	28,054
Cash and Cash Equivalents at End of Period	38,495	43,150	49,087	61,103	19,271
Cash Paid During the Period for
Interest	4,349	6,308	11,521	16,577	15,534
Income Taxes	6,609	1,934	8,990	6,693	6,102
Supplemental Non Cash Disclosures
Loans Transferred to Other Real Estate	626	2,223	2,980	3,492	2,160
Securities Transferred to Accounts Receivable			45,803	43,167	0
Accounts Receivable Transferred to Securities	$ (45,803)	$ (43,167)	$ (43,167)	$ 0	$ 0